Income Tax - Schedule of the Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets, net:
Net operating loss carryforwards	$ 876	$ 137
Less: valuation allowance	(876)	(137)
Deferred tax assets, net